Consolidated Statements of Comprehensive Loss (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Unrealized gain (loss) on cash flow hedges, taxes	$ 0	$ (59)